BUSINESS COMBINATIONS - Effects of offsetting on acquisition (Details) - Pentalog France SAS $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Indemnification asset	$ 470
Gross amount, at fair value	20,473
Gross amount, at present value	21,659
Net indemnification liability	$ 20,003